Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Contributed surplus [Member]	AOCI [Member]	Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 476,599	$ 55,403	$ 6,649	$ (180,133)	$ 358,518
Statement [Line Items]
Share-based compensation		4,919			4,919
Exercise of options	1,110	(383)			727
Settlement of performance share units	2,217	(4,144)			(1,927)
Total comprehensive income (loss)			20,143	(25,971)	(5,828)
Ending balance at Dec. 31, 2022	479,926	55,795	26,792	(206,104)	356,409
Statement [Line Items]
Share-based compensation		5,633			5,633
Exercise of options	2,377	(840)			1,537
Settlement of performance share units	3,833	(5,755)			(1,922)
Total comprehensive income (loss)			(10,235)	82,726	72,491
Ending balance at Dec. 31, 2023	$ 486,136	$ 54,833	$ 16,557	$ (123,378)	$ 434,148